Subsequent Events - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued by company	160,903,244	160,903,244	261,780,208
Vedanta Resources Limited Twin Star Holdings Limited Vedanta Holdings Mauritius Limited And Vedanta Holdings Mauritius Two Roman Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of share holdings in company	55.10%	55.10%
Vedanta Resources Limited Twin Star Holdings Limited Vedanta Holdings Mauritius Limited And Vedanta Holdings Mauritius Two Roman Limited [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of share holdings in company	65.18%	65.18%
Vedanta Resources Limited [member] | Securities And Exchange Board Of India Substantial Acquisition Of Shares And Takeovers Regulations Two Thousand And Eleven [Member] | Voluntary Open Offer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued by company	374,231,161	374,231,161
Settlement Of Entry Tax [Member] | Hindustan Zinc Limited [member] | Government Of Rajasthan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Charge	₨ 1,342	$ 18